AB Multi-Manager Alternative Fund

Consolidated Portfolio of Investments

December 31, 2020 (unaudited)

Underlying Portfolios	Shares	Fair Value ($)	% Net Assets	Liquidity*

Global Macro
Alphadyne International Fund, Ltd.	62,221	$95,541,768	9.9%	Quarterly
Autonomy Global Macro Fund Limited	86,879	15,940,208	1.6	Monthly
Brevan Howard Alpha Strategies Fund Limited	450,000	46,118,500	4.7	Monthly
Brevan Howard AS Macro Fund Limited	246,191	29,685,729	3.1	Monthly
Graham Global Investment Fund II SPC, Ltd. - Quant Macro Segregated Portfolio	196,530	29,454,926	3.0	Weekly
Pharo Macro Fund, Ltd.	7,720	36,759,744	3.8	Quarterly
The Tudor BVI Global Fund, Ltd.	6,303	63,849,191	6.6	Quarterly

		317,350,066	32.7

Long/Short Equity
Coatue Offshore Fund, Ltd.	101,112	40,649,561	4.2	Quarterly
Janchor Partners Pan-Asian Fund	252,641	35,639,932	3.7	Triennially
Nokota LC, LLC	1,317	249,014	0.0	At Fund’s Discretion
PFM Healthcare Offshore Fund, Ltd.	1,113	1,699,736	0.2	At Fund’s Discretion
Renaissance Institutional Diversified Global Equities Onshore Fund LP	33,420	24,024,739	2.5	Monthly
Schonfeld Fundamental Equity Offshore Fund, Ltd.	39,203	48,956,352	5.0	Quarterly
The Children’s Investment Fund	156,000	29,908,320	3.1	Triennially
Think Investments Offshore, Ltd.	20,265	51,107,532	5.3	Semi-Annual
Two Creeks Capital Offshore Fund, Ltd.	25,839	33,765,984	3.5	Quarterly

Total		266,001,170	27.5

Multi-Strategy
Elliott International Limited	47,602	74,091,084	7.6	Quarterly
Hudson Bay International Fund Ltd.	40,000	42,302,737	4.4	Quarterly
LMR Fund Limited	206,673	39,211,838	4.0	Quarterly
Myriad Opportunities Offshore Fund Limited	895	1,032,301	0.1	At Fund’s Discretion
Schonfeld Strategic Partners Offshore Fund, Ltd.	37,700	45,356,780	4.7	Monthly

Total		201,994,740	20.8

Event Driven
Empyrean Capital Overseas Fund, Ltd.	19,355	21,676,679	2.2	Quarterly
Indaba Capital Partners (Cayman), LP	31,293	46,405,009	4.8	Quarterly
Lion Point International, Ltd.	27,397	36,627,656	3.8	Semi-Annual
Luxor Capital Partners Offshore Liquidating SPV, Ltd.	2,317	2,088,948	0.2	At Fund’s Discretion
Senator Global Opportunity Offshore Fund II, Ltd.	22,834	28,982,418	3.0	Quarterly
Senator Global Opportunity Offshore Fund Ltd.	8,000	10,156,337	1.1	Quarterly

Total		145,937,047	15.1

Credit/Distressed
Caius Capital International Fund	11,264	14,205,937	1.5	Quarterly
King Street Capital, Ltd.	31,867	3,118,143	0.3	At Fund’s Discretion
Silver Point Capital Offshore Fund, Ltd.	454	7,887,244	0.8	Annual
Waterfall Eden Fund, Ltd.	10,634	15,225,157	1.6	Quarterly
Wingspan Overseas Fund, Ltd.	119	66,743	0.0	Fund in Liquidation

Total		40,503,224	4.2

Total Underlying Portfolios (cost $767,356,451)		971,786,247	100.3

Company	Shares	Fair Value ($)	% Net Assets

Short-Term Investments
Investment Companies
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.03%(a) (b) (c) (cost $26,899,000)	26,899,000	$26,899,000	2.8%

Total Investments (cost $794,255,451)(d)		998,685,247	103.1
Other assets less liabilities		(30,037,060)	(3.1)

Net Assets		$968,648,187	100.0%

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Barclays Bank PLC
Barclays Commodity Hedging Insights 2	0.02%	Quarterly	USD	2,515	04/15/2021	$25,043
Barclays Commodity Strategy 1673 Index	0.30%	Quarterly	USD	1,374	04/15/2021	(20,089)
Goldman Sachs & Co.
BMC Stock Holdings, Inc.	1 Month LIBOR Plus 0.35%	Maturity	USD	3,008	01/05/2023	693,466
Eaton Vance Corp.	1 Month LIBOR Plus 0.35%	Maturity	USD	3,914	01/05/2023	387,122
Eidos Therapeutics Inc.	1 Month LIBOR Plus 0.35%	Maturity	USD	3,101	01/05/2023	1,307,842
Fitbit, Inc.	1 Month LIBOR Plus 0.35%	Maturity	USD	2,121	01/05/2023	102,457
Maxim Integrated Products.	1 Month LIBOR Plus 0.35%	Maturity	USD	4,029	01/05/2023	882,624
National General Holdings	1 Month LIBOR Plus 0.35%	Maturity	USD	4,001	01/05/2023	21,217
Navistar International Corp.	1 Month LIBOR Plus 0.35%	Maturity	USD	614	01/05/2023	5,248
Norbord, Inc.	1 Month CDOR Plus 0.35%	Maturity	CAD	3,881	01/27/2022	165,318
RSA Insurance Group PLC	1 Month LIBOR Plus 0.35%	Maturity	GBP	2,496	01/05/2023	9,826
Slack Technologies, Inc.	1 Month LIBOR Plus 0.35%	Maturity	USD	3,068	01/05/2023	(55,399)
Tele Columbus AG	1 Month EURIBOR Plus 0.35%	Maturity	EUR	705	01/27/2022	(1,839)
Tiffany & Co.	1 Month LIBOR Plus 0.35%	Maturity	USD	3,450	01/05/2023	161,873
Varian Medical Systems, Inc.	1 Month LIBOR Plus 0.35%	Maturity	USD	3,469	01/05/2023	32,248

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA
BMC Stock Holdings, Inc.	1 Month LIBOR Plus 0.40%	Maturity	USD	1,591	08/12/2022	$424,606
Concho Resources, Inc.	1 Month LIBOR Plus 0.40%	Maturity	USD	3,744	08/12/2022	690,839
Fiat Chrysler Automobiles NV	1 Month EURIBOR Plus 0.40%	Maturity	EUR	3,300	08/12/2022	1,967,647
Grandvision NV	1 Month EURIBOR Plus 0.40%	Maturity	EUR	2,389	08/12/2022	(93,275)
IHS Markit Ltd.	1 Month LIBOR Plus 0.40%	Maturity	USD	3,690	08/12/2022	(27,693)
Inphi Corp.	1 Month LIBOR Plus 0.40%	Maturity	USD	3,935	08/12/2022	434,924
JMABC02E	0.40%	Quarterly	USD	1,434	05/17/2021	(53,312)
JMABRG34	0.60%	Quarterly	USD	551	04/15/2021	(7,920)
JPABSAA1(1)	0.14%	Maturity	USD	28,044	01/29/2021	(49,305)
Kazakhmys PLC	1 Month LIBOR Plus 0.40%	Maturity	GBP	1,224	08/12/2022	84,444
Parsley Energy, Inc.	1 Month LIBOR Plus 0.40%	Maturity	USD	1,295	08/12/2022	272,075
PNM Resources, Inc.	1 Month LIBOR Plus 0.40%	Maturity	USD	3,710	08/12/2022	(84,368)
TCF Financial Corp.	1 Month LIBOR Plus 0.40%	Maturity	USD	2,864	08/12/2022	55,084
William Hill	1 Month LIBOR Plus 0.40%	Maturity	GBP	2,712	08/12/2022	34,251
Morgan Stanley Capital Services, LLC
Acacia Communications, Inc.	1 Month LIBOR Plus 0.30%	Maturity	USD	3,202	12/13/2021	281,270
Aerojet Rocketdyne Holdings	1 Month LIBOR Plus 0.30%	Maturity	USD	2,479	12/13/2021	30,644
Alexion Pharmaceuticals, Inc.	1 Month LIBOR Plus 0.30%	Maturity	USD	1,706	12/13/2021	(5,669)
Calisen PLC	1 Month LIBOR Plus 0.50%	Maturity	GBP	1,544	12/13/2021	2,535
Gocompare.com Group PLC	1 Month LIBOR Plus 0.50%	Maturity	GBP	8	12/13/2021	129
Grubhub, Inc.	1 Month LIBOR Plus 0.30%	Maturity	USD	3,775	12/13/2021	(39,121)
Imimobile PLC	1 Month LIBOR Plus 0.50%	Maturity	GBP	1,258	12/13/2021	10,244
Morgan Stanley Volume B3U Index	0.50%	Quarterly	USD	2,956	05/17/2021	25,870
MSUSABBD	0.00%	Quarterly	USD	14,517	05/17/2021	(13,090)
MSUSABDM	0.00%	Quarterly	USD	25,197	10/15/2021	(130,304)
MSUSABEE	0.00%	Quarterly	USD	4,101	05/17/2021	28,768
MSUSABEM(2)	0.00%	Quarterly	USD	32,858	10/15/2021	(257,334)
MSUSABEQ	0.00%	Quarterly	USD	8,029	10/15/2021	79,286

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)			Maturity Date	Unrealized Appreciation/ (Depreciation)
MTS Systems Corp.	1 Month LIBOR Plus 0.30%	Maturity	USD	618		12/13/2021	$4,699
Progenics Pharmaceuticals	1 Month LIBOR	Maturity	USD	0	**	12/13/2021	0
Sportsman’s Warehouse Holdings, Inc.	1 Month LIBOR Plus 0.30%	Maturity	USD	372		12/13/2021	2,072
TCF Financial Corp.	1 Month LIBOR Plus 0.30%	Maturity	USD	66		12/13/2021	588
Tikkurila OY	1 Month EURIBOR Plus 0.50%	Maturity	EUR	762		12/13/2021	10,668
Willis Towers Watson PLC	1 Month LIBOR Plus 0.30%	Maturity	USD	3,898		12/13/2021	783,644
Xilinx, Inc.	1 Month LIBOR Plus 0.30%	Maturity	USD	3,974		12/13/2021	483,062
Pay Total Return on Reference Obligation
Goldman Sachs & Co.
Analog Devices, Inc.	1 Month Minus 0.29%	Maturity	USD	4,230		01/05/2023	(888,975)
BridgeBio Pharma, Inc.	1 Month Minus 0.36%	Maturity	USD	3,100		01/05/2023	(1,264,627)
Builders Firstsource, Inc.	1 Month Minus 0.29%	Maturity	USD	3,002		01/05/2023	(665,508)
Morgan Stanley	1 Month Minus 0.29%	Maturity	USD	2,303		01/05/2023	(615,801)
Salesforce.com, Inc.	1 Month Minus 0.29%	Maturity	USD	1,254		01/05/2023	12,057
West Fraser Timber Co. Ltd.	1 Month CDOR Minus 0.30%	Maturity	CAD	3,898		01/27/2022	(175,108)
JPMorgan Chase Bank, NA
Builders Firstsource, Inc.	1 Month LIBOR Minus 0.30%	Maturity	USD	1,588		08/12/2022	(414,416)
ConocoPhillips	1 Month LIBOR Minus 0.30%	Maturity	USD	3,747		08/12/2022	(579,748)
Huntington Bancshares	1 Month LIBOR Minus 0.30%	Maturity	USD	2,934		08/12/2022	(59,033)
Marvell Technology Group Ltd.	1 Month LIBOR Minus 0.30%	Maturity	USD	2,708		08/12/2022	(459,585)
Peugeot SA	1 Month EURIBOR Minus 0.30%	Maturity	EUR	2,890		08/12/2022	(1,279,918)
Pioneer Natural Resources Co.	1 Month LIBOR Minus 0.30%	Maturity	USD	1,300		08/12/2022	(272,910)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
S&P Global, Inc.	1 Month LIBOR Minus 0.30%	Maturity	USD	3,832	08/12/2022	$(6,537)
Morgan Stanley Capital Services, LLC
Advanced Micro Devices	1 Month LIBOR Minus 0.29%	Maturity	USD	4,430	12/13/2021	(612,072)
AON PLC	1 Month LIBOR Minus 1.10%	Maturity	USD	4,221	12/13/2021	(904,723)
Astrazeneca PLC	1 Month LIBOR Minus 0.21%	Maturity	USD	1,159	12/13/2021	8,520
Future PLC	1 Month LIBOR Minus 0.30%	Maturity	GBP	5	12/13/2021	263
Huntington Bancshares	1 Month LIBOR Minus 0.29%	Maturity	USD	68	12/13/2021	(961)
Takeaway.com Holding BV	1 Month EURIBOR Minus 0.35%	Maturity	EUR	3,151	12/13/2021	150,964

						$634,797

**	Notional amount less than 500.
(a)	Affiliated investments.
(b)	The rate shown represents the 7-day yield as of period end.
(c)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(d)

As of December 31, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $227,690,455 and gross unrealized depreciation of investments was $(22,625,862), resulting in net unrealized appreciation of $205,064,593.

*	The investment strategies and liquidity of the Underlying Portfolios in which the Fund invests are as follows:

Global Macro Underlying Portfolios aim to identify and exploit imbalances in global economics and asset classes, typically utilizing macroeconomic and technical market factors rather than “bottom-up” individual security analysis. The Underlying Portfolios within this strategy are subject to 3 - 90 day redemption notice periods. The majority of the Underlying Portfolios are no longer subject to initial lockups. Certain Underlying Portfolios have lock up periods of up to one year.

Long/Short Equity Underlying Portfolios seek to buy securities with the expectation that they will increase in value (called “going long”) and sell securities short in the expectation that they will decrease in value (“going short”). Underlying Portfolios within this strategy are generally subject to 45 - 120 day redemption notice periods. The majority of the Underlying Portfolios are no longer subject to initial lockups. Certain Underlying Portfolios have lock up periods of up to three years.

Multi-Strategy Underlying Portfolios invest across multiple strategies, including long/short equity, event driven, global macro, credit/distressed and emerging markets, in which the investment process is predicated on movements in underlying economic variables and the impact these variables have on equity, fixed income, currency, commodity and other financial instrument markets. Underlying Portfolios within this strategy are generally subject to 45 - 90 day redemption notice periods. Certain Underlying Portfolios may have lock up periods of two years.

Event Driven Underlying Portfolios seek to take advantage of information inefficiencies resulting from a particular corporate event, such as a takeover, liquidation, bankruptcy, tender offer, buyback, spin (off, exchange offer, merger or other type of corporate reorganization. Underlying Portfolios within this strategy are generally subject to 60 - 90 day redemption notice periods. The majority of the Underlying Portfolios are no longer subject to initial lockups. Certain Underlying Portfolios have lock up periods of up to one year.

Credit/Distressed Underlying Portfolios invest in a variety of fixed income and other securities, including bonds (corporate and government), bank debt, asset-backed financial instruments, mortgage-backed securities and mezzanine and distressed securities, as well as securities of distressed companies and high yield securities. Underlying Portfolios within this strategy are generally subject to 60 – 90 day redemption notice periods. The majority of the Underlying Portfolios are no longer subject to initial lockups. Certain Underlying Portfolios may have lock up periods of one year.

The Fund may also make direct investments in securities (other than securities of Underlying Portfolios), options, futures, options on futures, swap contracts, or other derivative or financial instruments.

Currency Abbreviations:

BRL – Brazilian Real

CAD – Canadian Dollar

CLP – Chilean Peso

CNY – Chinese Yuan Renminbi

COP – Colombian Peso

CZK – Czech Koruna

EUR – Euro

GBP – Great British Pound

HUF – Hungarian Forint

IDR – Indonesian Rupiah

INR – Indian Rupee

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

PEN – Peruvian Sol

PHP – Philippine Peso

PLN – Polish Zloty

RUB – Russian Ruble

THB – Thailand Baht

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

CDOR – Canadian Dealer Offered Rate

EAFE – Europe, Australia, and Far East

EURIBOR – Euro Interbank Offered Rate

LIBOR – London Interbank Offered Rates

MSCI – Morgan Stanley Capital International

(1) The following table represents the 50 largest (long/(short)) equity basket holdings underlying the total return swap with JPABSAA1 as of December 31, 2020.

Security Description	Shares	Current Notional	Percent of Basket’s Value
S&P 500 Total Return	(1,960)	$(15,206,207)	(54.2)%
MSCI Daily TR Gross EAFE	(848)	(7,935,888)	(28.3)%
JPMorgan Cash Index	(13,834)	(4,213,968)	(15.0)%
Microsoft Corp.	5,336	1,186,761	4.2%
MSCI Daily TR Gross Canada	(95)	(813,116)	(2.9)%
Apple, Inc.	5,787	767,868	2.7%
Roche Holding AG	1,767	617,587	2.2%
Oracle Corp.	9,277	600,130	2.1%
Procter & Gamble Co./The	4,077	567,241	2.0%
Amazon.com, Inc.	172	558,758	2.0%
Walmart, Inc.	3,755	541,283	1.9%
UnitedHealth Group, Inc.	1,520	532,869	1.9%
Alphabet, Inc.	297	520,163	1.9%
AutoZone, Inc.	420	497,611	1.8%
Texas Instruments, Inc.	3,013	494,586	1.8%
Home Depot, Inc./The	1,846	490,259	1.7%
Facebook, Inc.	1,735	473,802	1.7%
Koninklijke Ahold Delhaize NV	16,326	461,640	1.6%
Enel SpA	44,296	448,543	1.6%
L3Harris Technologies, Inc.	2,306	435,841	1.6%

Security Description	Shares	Current Notional	Percent of Basket’s Value
Citrix Systems, Inc.	3,323	$432,321	1.5%
Constellation Software, Inc./Canada	333	432,304	1.5%
Automatic Data Processing, Inc.	2,440	429,985	1.5%
Paychex, Inc.	4,431	412,879	1.5%
Aristocrat Leisure, Ltd.	16,222	388,050	1.4%
Deckers Outdoor Corp.	1,348	386,531	1.4%
Nippon Telegraph & Telephone Co.	15,001	384,372	1.4%
Salmar ASA	6,464	380,185	1.4%
Auto Trader Group PLC	461	375,511	1.3%
Check Point Software Technology	2,807	373,033	1.3%
RELX PLC	15,207	372,686	1.3%
Swedish Match AB	4,509	350,139	1.2%
Partners Group Holding AG	296	348,090	1.2%
Ameren Corp.	4,400	343,455	1.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	3,112	339,306	1.2%
Anthem, Inc.	1,045	335,541	1.2%
Merck & Co., Inc.	4,034	330,010	1.2%
Booz Allen Hamilton Holding Co.	3,605	314,295	1.1%
Visa, Inc.	1,428	312,241	1.1%
Novo Nordisk A/S	4,439	311,307	1.1%
CME Group, Inc.	1,695	308,617	1.1%
Comcast Corp.	5,773	302,501	1.1%
Capgemini SE	1,920	297,813	1.1%
Oracle Corp./Japan	2,262	294,733	1.1%
Royal Dutch Shell PLC	171	293,742	1.0%
Electronic Arts, Inc.	2,035	292,267	1.0%
Wolters Kluwer NV	3,448	291,373	1.0%
Sampo Oyj	6,627	280,319	1.0%
Dollar General Corp.	1,315	276,574	1.0%
Mastercard, Inc.	761	271,730	1.0%
Other Long	296,671	8,673,792	30.9%

(2) The following table represents the (long/(short)) basket holdings underlying the total return swap with MSUSABEM as of December 31, 2020.

Security Description	Current Notional	Percent of Basket’s Value
CNY/USD 01/29/2021	$3,482,978	10.6%
CLP/USD 01/29/2021	(2,684,522)	(8.2)%
PEN/USD 01/29/2021	(2,638,520)	(8.0)%
INR/USD 01/29/2021	2,079,929	6.3%
COP/USD 01/29/2021	(2,040,499)	(6.2)%
CZK/USD 01/29/2021	(1,899,209)	(5.8)%
THB/USD 01/29/2021	1,843,350	5.6%
RUB/USD 01/29/2021	1,498,338	4.6%
TWD/USD 01/29/2021	(1,485,194)	(4.5)%
PHP/USD 01/29/2021	1,150,040	3.5%
HUF/USD 01/29/2021	(975,891)	(3.0)%
MXN/USD 01/29/2021	768,884	2.3%
TRY/USD 01/29/2021	703,167	2.1%
PLN/USD 01/29/2021	(653,880)	(2.0)%
MYR/USD 01/29/2021	335,154	1.0%
KRW/USD 01/29/2021	289,153	0.9%
BRL/USD 01/29/2021	170,863	0.5%
IDR/USD 01/29/2021	(92,003)	(0.3)%
ZAR/USD 01/29/2021	(3,286)	0.0%

AB Multi-Manager Alternative Fund

December 31, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to the issuance of the report are not reflected herein.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2020:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Short-Term Investments:
Investment Companies	$26,899,000	$—	$—	$26,899,000
Investments valued at NAV				971,786,247

Total Investments in Securities	26,899,000	—	—	998,685,247
Other Financial Instruments(a):
Assets:
Total Return Swaps	—	9,673,437	—	9,673,437
Liabilities:
Total Return Swaps	—	(9,038,640)	—	(9,038,640)

Total	$26,899,000	$634,797	$—	$999,320,044

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended December 31, 2020 is as follows:

Fund	Market Value 03/31/2020 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/2020 (000)	Dividend Income (000)
Government Money Market Portfolio	$34,000	$159,300	$166,401	$26,899	$0